Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of outstanding options and weighted average exercise prices:

	Average exercise price per share option	Number of options (in ’000)
Outstanding as of January 1, 2019	74.86	28,819
Forfeited during the year	73.92	(3,475)

Outstanding as of December 31, 2019	74.99	25,344

Forfeited during the year	79.23	(3,884)

As of December 31, 2020	74.22	21,460

Forfeited during the year	91.64	(1,702)

Exercised during the year	41.43	(1,937)

As of December 31, 2021	76.12	17,821

Summary of Options at Different Exercise Price	The following table sets forth the outstanding share options as of December 31, 2021 by different exercise price:

Exercise price per share option	Number of options (in ’000)
8.00	2,532
50.00	4,562
98.06	7,905
118.00	2,822

17,821

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value	Number of units (in ’000)
Outstanding as of January 1, 202 0	—	—
Granted during the year	140.88	1,990
Forfeited during the year	141.31	(32)
Outstanding as of December 31, 2020	140.87	1,958
Granted during the year	82.60	1,590
Forfeited during the year	152.70	(223)
Exercised during the year	141.69	(283)

Outstanding as of December 31, 2021	109.47	3,042

Summary of Options Granted Priced Using Binomial Option Pricing Model	The following table sets forth the key assumptions used in the Monte Carlo Simulation model for the share unit granted during the years ended December 31, 2020 and 2021.

	PSUs granted in Year ended December 31,
	2020	2021
Risk-free rate	1.61%-2.99%	0.94%-1.70%
Expected volatility rate	37.40%-38.00%	55.40%-59.70%
Expected dividend yield	0.00%	0.00%-3.00%